March 3, 2014

DREYFUS ALLOCATION FUNDS

DREYFUS CONSERVATIVE ALLOCATION FUND

DREYFUS GROWTH ALLOCATION FUND

DREYFUS MODERATE ALLOCATION FUND

Supplement to Summary and Statutory Prospectuses dated

January 1, 2014

The following supplements the information contained in the funds' summary prospectus under the section entitled "Principal Investment Strategy — Equity Investments — Emerging Markets" and "Fund Summary — Principal Investment Strategy — Equity Investments — Emerging Markets" in the statutory prospectus and "Fund Details – Goal and Approach— Equity Investments — Emerging Markets" in the statutory prospectus:

Dreyfus Global Emerging Markets Fund

March 3, 2014

DREYFUS ALLOCATION FUNDS

DREYFUS CONSERVATIVE ALLOCATION FUND

DREYFUS GROWTH ALLOCATION FUND

DREYFUS MODERATE ALLOCATION FUND

Supplement to the

Statement of Additional Information

dated  April 1, 2013, As Revised Through

 February 1, 2014

The following supplements the information contained in the funds' Statement of Additional Information under the section entitled "Certain Information About Underlying Funds — Emerging Markets:"

Dreyfus Global Emerging Markets Fund.  The fund seeks long-term capital appreciation.

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities (or derivative or other strategic instruments with similar economic characteristics) of companies organized or with their principal place of business, or majority of assets or business, in emerging market countries.  The fund's investment objective and the policy with respect to the investment of 80% of its net assets may be changed by the fund's board, upon 60 days' prior notice to shareholders.  The fund considers emerging market countries to be all countries represented in the Morgan Stanley Capital International Emerging Markets Index (MSCI® EM Index), the fund's benchmark index.  The fund also may invest in companies organized or with their principal place of business, or majority of assets or business, in developed markets and pre-emerging markets, also known as frontier markets. The fund may invest in equity securities of companies with any market capitalization.